Premises And Equipment - Schedule of Future Minimum Rental Payments Under Operating Leases (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	$ 1,508
2018	1,269
2019	1,178
2020	621
2021	422
Thereafter	700
Total	$ 5,698